Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 78,543	$ 43,228
Prepaid expenses	21,124	31,046
Promotion items and prepayments	11,141	16,034
Prepaid expense and other assets, Total	$ 110,808	$ 90,308